Related Parties - Schedule of Transactions with Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					5 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	May 31, 2014
Related Party Transaction [Line Items]
Purchases	$ 146,152		$ 623,691		$ 917,051
Sales	112,010		237,071		738,317
Other gain/(loss)	(41,234)		(701,827)		(854,709)
Financing provided (received), net			(204)		3,902
Receivable from	9,303	[1]	56,792	[1]
Payable to	(15,532)		(106,964)
Total outstanding, net	(6,229)		(50,172)
Related Metallurgical Plants [Member]
Related Party Transaction [Line Items]
Purchases	114,432		613,364		874,135
Sales	105,721		168,956		413,958
Other gain/(loss)	(32,076)		(517,685)		(853,911)
Receivable from	6,838		33,022
Payable to	(13,835)		(75,448)
Total outstanding, net	(6,997)		(42,426)
Metallurg-Trust [Member]
Related Party Transaction [Line Items]
Purchases					441
Sales			61,066		316,017
Other gain/(loss)	479		(195,656)
Payable to			(1)
Total outstanding, net			(1)
TPTU [Member]
Related Party Transaction [Line Items]
Purchases	4,435		5,888		5,210
Sales	90		161		209
Receivable from	12		5
Payable to	(222)		(560)
Total outstanding, net	(210)		(555)
TRMZ [Member]
Related Party Transaction [Line Items]
Purchases	2,103		2,063		4,509
Sales	1,985		1,879		1,630
Receivable from	179		253
Payable to	(547)		(1,176)
Total outstanding, net	(368)		(923)
Somani [Member]
Related Party Transaction [Line Items]
Purchases	17		1,420
Sales					6,144
Receivable from	847		1,231
Payable to	(17)
Total outstanding, net	830		1,231
Calridge Ltd. [Member]
Related Party Transaction [Line Items]
Sales	3		1
Other gain/(loss)	(2,895)		564
Receivable from	4		3,863
Total outstanding, net	4		3,863
Port Vanino [Member]
Related Party Transaction [Line Items]
Purchases	21,871					21,817
Sales	3,053		4,010
Other gain/(loss)	9		11,638
Financing provided (received), net			(204)
Receivable from			2,244
Payable to			(221)
Total outstanding, net			2,023
Coalmetbank [Member]
Related Party Transaction [Line Items]
Purchases	662
Sales	355
Other gain/(loss)	39
Receivable from	27
Payable to	(42)
Total outstanding, net	(15)
Controlling Shareholder [Member]
Related Party Transaction [Line Items]
Other gain/(loss)	(206)
Receivable from	16
Payable to			(29,466)
Total outstanding, net	16		(29,466)
Other Related Parties [Member]
Related Party Transaction [Line Items]
Purchases	2,632		956		405
Sales	803		998		359
Other gain/(loss)	(6,584)		(688)		(798)
Financing provided (received), net					3,902
Receivable from	1,380		16,174
Payable to	(869)		(92)
Total outstanding, net	511		16,082
Usipar [Member]
Related Party Transaction [Line Items]
Purchases					$ 32,351

[1]	See Note 10